Related Parties and Others - Details of Significant Cash Transactions of Loans and Collection of Loans Occurred in Normal Course of Business with Related Parties (Detail) - INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
₩ in Millions
12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of transactions between related parties [Line Items]
Beginning balance	₩ 2,000
Increase	1,000
Decrease	(3,000)
Ending balance